Note 19 - Deferred Income Tax - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Deferred tax assets	$ (181,606)	$ (153,532)
Deferred tax liabilities	379,039	457,970
	$ 197,433	$ 304,438	$ 406,044